Note 5 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Mar. 31, 2019 USD ($)
2020	$ 4,264,500
2021	4,486,000
2022	22,786,000
2023	886,000
2024	3,765,500
Total	$ 36,188,000